Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Reconciliation of Profit Under US GAAP
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Agriculture	$880	$897	$1,036
Construction	(184)	51	91
Commercial and Specialty Vehicles	(109)	224	299
Powertrain	233	363	406
Unallocated items, eliminations, and other	(268)	(145)	(247)
Total Adjusted EBIT of Industrial Activities	552	1,390	1,585
Financial Services Net Income	249	361	385
Financial Services Income Taxes	83	120	131
Interest expense of Industrial Activities, net of interest income and eliminations	(244)	(282)	(368)
Foreign exchange (gains) losses, net of Industrial Activities	(45)	(56)	(171)
Finance and non-service component of Pension and other post-employment benefit costs of Industrial Activities(1)	(14)	(58)	15
Restructuring expenses of Industrial Activities	(49)	(105)	(61)
Goodwill impairment charge	(585)	—	—
Other discrete items of Industrial Activities(2)	(569)	(187)	—
Nikola investment fair value adjustment	134	—	—
Income (loss) before taxes	(488)	1,183	1,516
Income tax benefit (expense)	50	271	(417)
Net Income (loss)	$(438)	$1,454	$1,099
(1) In the year ended December 31, 2020, 2019, and 2018 this item includes the pre-tax gain of $119 million, $119 million and $80 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S. In the years ended December 31, 2020 and 2019, this item also includes a pre-tax non-cash settlement charge of $124 million and $112 million, respectively, resulting from the purchase of annuity contracts to settle a portion of the outstanding U.S. pension obligations.
(2) In the year ended December 31, 2020, this item mainly includes impairment of intangible and other long-lived assets, asset optimization charges, and the negative impact from the costs recognized by a Chinese joint venture, accounted for under the equity method, for valuation allowances against deferred tax assets and restructuring actions. In year ended December 31, 2019, this item mainly included other asset optimization charges for $165 million due to actions included in the “Transform2Win” strategy.

Schedule of Profit by Reportable Segment
The following table provides key segment information for the Financial Services segment:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Financial Services Net Income	$249	$361	$385
Financial Services Interest Revenue (1)	$1,123	$1,248	$1,167
Financial Services Interest Expense	$510	$597	$558

(1) This amount excludes interest included in operating leases rentals.

Summary of Operating Segment Information
A summary of additional operating segment information as of and for the years ended December 31, 2020, 2019, and 2018 is as follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Revenues:
Agriculture	$10,923	$10,959	$11,682
Construction	2,170	2,768	3,021
Commercial and Specialty Vehicles	9,421	10,439	10,939
Powertrain	3,629	4,117	4,565
Eliminations and other	(1,858)	(2,134)	(2,376)
Net sales of Industrial Activities	24,285	26,149	27,831
Financial Services	1,823	2,011	1,989
Eliminations and other	(76)	(81)	(114)
Total Revenues	$26,032	$28,079	$29,706
Depreciation and Amortization (*):
Agriculture	$248	$281	$301
Construction	46	55	61
Commercial and Specialty Vehicles	211	195	206
Powertrain	120	124	130
Other activities and adjustments	2	2	1
Depreciation and amortization of Industrial Activities	627	657	699
Financial Services	3	3	4
Depreciation and amortization	$630	$660	$703
Expenditures for long-lived assets (**):
Agriculture	$185	$232	$224
Construction	42	46	40
Commercial and Specialty Vehicles	160	258	195
Powertrain	92	96	91
Other activities	2	1	—
Expenditures for long-lived assets of Industrial Activities	481	633	550
Financial Services	3	4	8
Expenditures for long-lived assets	$484	$637	$558

(*)    Excluding assets sold with buy-back commitments and equipment on operating leases
(**) Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets

Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(in millions)
Agriculture	$10,923	$10,959	$11,682
Construction	2,170	2,768	3,021
Commercial and Specialty Vehicles	9,421	10,439	10,939
Powertrain	3,629	4,117	4,565
Eliminations and Other	(1,858)	(2,134)	(2,376)
Total Industrial Activities	24,285	26,149	27,831
Financial Services	1,823	2,011	1,989
Eliminations and Other	(76)	(81)	(114)
Total Revenues	$26,032	$28,079	$29,706
The following highlights revenues earned from external customers in the rest of the world by destination:

	2020	2019	2018
	(in millions)
United States	$5,191	$5,610	$5,719
Italy	2,673	3,253	3,383
France	2,840	3,030	2,994
Brazil	1,937	2,105	2,093
Germany	1,765	1,875	2,062
Canada	941	1,087	1,124
Australia	824	739	929
Spain	751	987	1,084
Argentina	522	509	524
Poland	576	604	658
Other	7,235	7,392	8,130
Total Revenues from external customers in the rest of world	$25,255	$27,191	$28,700

Schedule Of Long-lived Assets By Geographical Area	The following highlights long-lived tangible and intangible assets by geography in the rest of the world:

	At December 31,
	2020	2019
	(in millions)
United States	$4,110	$4,823
Italy	1,444	1,398
France	738	723
Germany	601	573
Spain	717	643
Canada	149	557
Brazil	217	294
China	571	219
Other	899	1,062
Total Long-lived assets in the rest of the world	$9,446	$10,292